Tax - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Tax reconciliation
UK corporation tax	19.00%	19.00%		19.00%
Expected tax (charge)/credit	£ 766	£ (92)		£ 757
Losses and temporary differences in year where no deferred tax asset recognised	(51)	(43)		(24)
Foreign profits taxed at other rates	(11)	(29)		7
Non-deductible goodwill impairment	(16)
losses on disposals and write-downs	(55)	(22)		(71)
UK bank levy	(18)	(32)		(26)
regulatory and legal actions	(74)	14		(165)
other disallowable items	(28)	(70)		(62)
Alawwal bank merger gain on disposal				215
FX recycling on the liquidation of RFS Holdings				279
other non-taxable items	73	28		80
Taxable foreign exchange movements	8	(3)		(1)
Unrecognised losses brought forward and utilised	10	16		16
Banking surcharge	(341)	(27)		(199)
Tax on paid-in equity	48	61		73
UK tax rate change impact	165	75
Adjustments in respect of prior years	48	(4)		141
Tax charge for the year	£ (996)	(74)	[1]	(439)	[1]
UK
Tax reconciliation
UK corporation tax	19.00%
(Decrease)/increase in the carrying value of deferred tax assets in respect of:	£ (9)	7		129
Republic of Ireland
Tax reconciliation
(Decrease)/increase in the carrying value of deferred tax assets in respect of:	(27)	£ (137)		£ (74)
Netherlands
Tax reconciliation
(Decrease)/increase in the carrying value of deferred tax assets in respect of:	£ 48

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.